Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash from operating activities:
Net loss	$ (2,969,822)	$ (2,769,196)	$ (4,050,962)	$ (4,136,507)	$ (22,389,150)	$ (25,358,972)
Depreciation and amortization	17,232	17,602	23,469	26,845	151,438	168,670
Impairment of patent	0	0	0	0	537,631	537,631
Loss on sale of property and equipment	0	0	7,405	117	64,172	64,172
Imputed interest on stockholders loans	324,135	298,821	415,705	380,664	1,983,523	2,307,658
Changes in assets and liabilities:
Accounts receivable	(23,316)	(7,277)	(77,328)	56,817	(80,200)	(103,516)
Prepaid expenses and other current assets	(15,986)	(33,111)	6,250	(48,866)	(71,603)	(87,589)
Accounts payable	(241,945)	(429,656)	(370,359)	(235,077)	736,953	495,008
Due to officers/stockholders	(473,129)	236,137	300,351	3,384	473,129	0
Income taxes payable	(319)	(23,869)	(26,683)	25,696	717	398
Total cash used in operating activities	(3,383,150)	(2,710,549)	(3,772,152)	(3,926,927)	(18,593,390)	(21,976,540)
Cash from investing activities:
Purchase of property and equipment	0	0	0	(10,458)	(181,760)	(181,760)
Proceeds from sales of property and equipment	0	0	1,332	780	16,860	16,860
Acquisition of patents	0	0	0	0	(746,576)	(746,576)
Total cash from (used in) investing activities	0	0	1,332	(9,678)	(911,476)	(911,476)
Cash provided by financing activities:
Proceeds from sale of equity	2,267,737	0	0	4,025,438	10,923,469	13,191,206
Proceeds from equity of variable interest entities	0	0	0	0	83,309	83,309
Proceeds from loans from stockholders	1,550,029	1,681,031	2,656,518	495,023	7,921,751	9,471,780
Proceeds from other loans payable	0	300,000	300,000	0	300,000	300,000
Total cash provided by financing activities	3,817,766	1,981,031	2,956,518	4,520,461	19,228,529	23,046,295
Effect of exchange rate changes on cash and cash equivalents	62,001	716,652	803,314	(555,631)	311,812	373,813
Net increase (decrease) in cash	496,617	(12,866)	(10,988)	28,225	35,475	532,092
Cash, beginning of period	35,475	46,463	46,463	18,238	0	0
Cash, end of period	532,092	33,597	35,475	46,463	35,475	532,092
Supplemental disclosures:
Interest paid	4,957	28,052	13,794	19,564	64,840	69,797
Income taxes paid	0	0	0	0	32,673	32,673
Conversion of stockholder's loans to stockholders' equity	3,689,208	0	1,376,229	0	1,376,229	5,065,437
Conversion of stockholders loans to equity of variable interest entities	0	0	0	0	1,114,400	1,114,400
Imputed interest on stockholders loans reported as an increase to additional paid-in capital	$ 324,135	$ 298,821	$ 415,705	$ 380,664	$ 1,983,523	$ 2,307,658